Unaudited Condensed Consolidated Statements of Cash Flows (Parenthetical) (Successor [Member], USD $)	12 Months Ended
Dec. 31, 2012
Successor [Member]
Warrants Issued to Purchase Common Stock (in shares)	364,428
Warrants Exercise Price Per Share (in dollars per share)	$ 0.01